COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
COMMON STOCK

OptimizeRx Corporation has 500,000,000 shares of $.001 par value common stock authorized as of March 31, 2014. There were 23,168,337 and 14,773,496 common shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively.

On June 1, 2013, the Company entered into an amended consulting agreement with North Coast Advisors, Inc. for various services. The Company agreed to issue 20,000 shares of common stock as of the date of the contract. The Company also agreed to issue an additional 20,000 shares every six months in alignment with the agreement renewal up to the two years of the agreement. The first 40,000 shares were valued at the Company’s common stock price as of the date of the contract, which was $1.945/share and $1.50/share, respectively, and have been expensed. The Company has also issued an additional 10,000 shares for work beyond the original scope of the contract in February 2014 valued at $18,500.

On September 20, 2013, the Company entered into a separation agreement that includes post-employment consulting services with a former officer. The Company agreed to issue 500,000 shares of common stock, 250,000 shares immediately and 250,000 by January 1, 2014. The first 250,000 shares have been issued and the Company has recognized the entire issuance in the December 31, 2013 shares outstanding. The shares were valued at $505,000 and $116,538 of that amount remains as deferred stock compensation as of March 31, 2014. Stock-based compensation of $58,270 was recorded in connection with this agreement during the three months ended March 31, 2014.

On January 2, 2014 the Company executed an amendment to their securities redemption option agreement with Vicis Capital Master Fund that provides an option to purchase all of the outstanding shares and derivative securities held by Vicis for a total of $6,000,000. The term of the option is through March 31, 2014. The original agreement payment was for $9,000,000 and term was through December 30, 2013.

On March 17, 2014, the Company entered into a securities purchase agreement, pursuant to which the Company sold an aggregate of 8,333,333 shares of the Company’s common stock for $1.20 per share, or gross proceeds of $10,000,000.

Placement agents in the offering received commissions equal to approximately 9.7% of gross proceeds, for an aggregate commission of approximately $970,000, including reimbursements for their reasonable out of pocket expenses. Placement agents also received warrants to purchase up to 804,139 shares of the Company's common stock with an exercise price of $1.20 per share and a term of 5 years. The agent warrants also provide for piggy-back registration rights. The warrants were valued at $1,110,211 and have been recorded as equity issuance costs.

In addition to the warrants, the Company also issued 200,000 shares to three officers in connection with the equity raise. The stock was valued based on the fair market value on the grant date which was $378,000. The amount has been recorded as equity issuance costs.

The Company used the net proceeds of the offering to exercise the securities redemption option agreement, as amended, with Vicis Capital Master Fund that provides the Company with an option to purchase all of the outstanding shares and derivative securities held by Vicis for total payment of $6,000,000. The shares and derivative securities include the Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock, and warrants to purchase shares of common stock held by Vicis in the Company. The balance of the net proceeds will be used for working capital purposes.

During the three months ended March 31, 2014, the Company granted 337,500 shares of common stock to two employees as bonuses valued at $570,375. As of March 31, 2014, only 50% of the shares had vested. The company recorded the remaining 50% as deferred stock-based compensation. Stock-based compensation related to these bonuses was $285,188 for the three months ended March 31, 2014. The remainder will be expensed once the other 50% of the shares have vested in August 2014.

On January 29, 2014, an officer exercised 500,000 stock warrants using the cashless exercise feature. In exchange for the 500,000 warrants, 410,348 shares of common stock were issued.

OptimizeRx Corporation has 500,000,000 shares of $.001 par value common stock authorized as of December 31, 2013. There were 14,773,496 and 14,232,496 common shares issued and outstanding at December 31, 2013 and 2012, respectively.

On June 1, 2012, the Company entered into a consulting agreement with North Coast Advisors, Inc. for various services. The Company agreed to issue 40,000 shares of common stock as of the date of the contract. However, these shares were not issued until July 12, 2012. The Company also agreed to issue an additional 40,000 shares every six months in alignment with the agreement renewal up to the two years of the agreement. The first 40,000 shares were valued at the Company’s common stock price as of the date of the contract, which was $1.12/share and has been expensed. No additional shares were issued and the agreement was voided and replaced by a new agreement as noted below.

On June 1, 2013, the Company entered into a consulting agreement with North Coast Advisors, Inc. for various services. The Company agreed to issue 20,000 shares of common stock as of the date of the contract. The Company also agreed to issue an additional 20,000 shares every six months in alignment with the agreement renewal up to the two years of the agreement. The first 20,000 shares were valued at the Company’s common stock closing price as of the date of the contract, which was $1.945/share; and the second 20,000 shares were valued at the Company’s common stock closing price of $1.50/share on the date of issuance, and have been expensed.

On September 20, 2013, the Company entered into a separation agreement that includes post-employment consulting services with a former officer. The Company agreed to issue 500,000 shares of common stock, 250,000 shares immediately and 250,000 by January 1, 2014. The first 250,000 shares have been issued and the Company has recognized the entire issuance in the December 31, 2013 shares outstanding. The shares were valued at $505,000 and $174,808 of that amount remains as deferred stock compensation as of December 31, 2013.